Label	Element	Value
First Investors Limited Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fiif_SupplementTextBlock
SUPPLEMENT DATED MARCH 14, 2018

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2018

In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus for the Limited Duration Bond Fund:

●	the Annual Fund Operating Expenses table and the footnotes that follow are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees[2]	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees	0.30%	None	None
Other Expenses	0.26%	0.36%	0.16%
Total Annual Fund Operating Expenses	0.97%	0.77%	0.57%
Fee Waiver and/or Expense Reimbursement[3]	0.18%	0.26%	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%	0.51%	0.36%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The expense information in the table has been restated to reflect a decrease in the advisory fee effective as of January 31, 2018 and a new Expense Limitation Agreement as of March 14, 2018.
3. The Adviser and transfer agent have contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 14, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 0.79% for Class A shares, 0.51% for Advisor Class shares and 0.36% for Institutional Class shares. The Adviser and the transfer agent can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser or the transfer agent, respectively, provided that such repayment does not cause the expenses of the Fund’s Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreements. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 14, 2019, only with the approval of the Fund’s Board of Trustees.

●
the paragraph under the heading “Example” is amended to reflect that the Example assumes all of the Fund’s operating expenses remain the same except that it incorporates the fee limitation/expense reimbursement arrangement through March 14, 2019.

●	the table under the heading “Example” is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$329	$534	$756	$1,394
Advisor Class Shares	$52	$220	$402	$930
Institutional Class Shares	$37	$161	$297	$694

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Please retain this Supplement for future reference.

IELP0314

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Limited Duration Bond Fund